Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
December 31, 2024
F15-NPRT3-0325
1.811323.120
Bond Funds - 56.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	50,793,970	490,669,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	28,217,159	207,960,461
Fidelity Series Emerging Markets Debt Fund (b)	2,970,892	23,470,048
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	849,677	7,264,735
Fidelity Series Floating Rate High Income Fund (b)	409,111	3,682,002
Fidelity Series High Income Fund (b)	2,839,066	24,444,355
Fidelity Series International Credit Fund (b)	711,091	5,866,499
Fidelity Series International Developed Markets Bond Index Fund (b)	25,036,954	217,320,763
Fidelity Series Investment Grade Bond Fund (b)	144,647,609	1,429,118,382
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,527,563	130,241,358
Fidelity Series Real Estate Income Fund (b)	450,680	4,425,678
TOTAL BOND FUNDS (Cost $2,865,937,037)		2,544,464,031

Domestic Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,689,610	33,673,923
Fidelity Series Blue Chip Growth Fund (b)	4,787,588	94,985,741
Fidelity Series Commodity Strategy Fund (b)	104,387	8,993,992
Fidelity Series Growth Company Fund (b)	7,209,530	172,812,441
Fidelity Series Intrinsic Opportunities Fund (b)	2,648,331	28,151,759
Fidelity Series Large Cap Stock Fund (b)	7,384,145	169,466,136
Fidelity Series Large Cap Value Index Fund (b)	3,128,353	51,023,445
Fidelity Series Opportunistic Insights Fund (b)	4,275,601	103,426,789
Fidelity Series Small Cap Core Fund (b)	447,795	5,467,571
Fidelity Series Small Cap Discovery Fund (b)	1,442,489	15,694,280
Fidelity Series Small Cap Opportunities Fund (b)	2,627,251	38,436,677
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,340,101	114,259,381
Fidelity Series Value Discovery Fund (b)	6,760,752	104,791,658
TOTAL DOMESTIC EQUITY FUNDS (Cost $545,193,702)		941,183,793

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,214,196	50,398,599
Fidelity Series Emerging Markets Fund (b)	6,066,499	52,657,208
Fidelity Series Emerging Markets Opportunities Fund (b)	11,522,015	211,083,311
Fidelity Series International Growth Fund (b)	7,349,394	128,099,943
Fidelity Series International Small Cap Fund (b)	3,786,659	61,343,871
Fidelity Series International Value Fund (b)	10,828,845	129,079,838
Fidelity Series Overseas Fund (b)	9,598,951	129,009,895
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $540,039,559)		761,672,665

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $37,661,265)	3,791,900	37,843,162

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56	30,000	29,950
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	160,000	160,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	6,660,000	6,643,509
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	4,800,000	4,784,208
US Treasury Bills 0% 1/9/2025 (d)	4.58	290,000	289,763
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	150,000	149,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,053,645)			12,056,813

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	4,392,660	4,393,539
Fidelity Series Government Money Market Fund (b)(f)	4.58	202,778,276	202,778,276
TOTAL MONEY MARKET FUNDS (Cost $207,171,815)			207,171,815

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,208,057,023)	4,504,392,279
NET OTHER ASSETS (LIABILITIES) - 0.0%	(543,169)
NET ASSETS - 100.0%	4,503,849,110

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	332	Mar 2025	37,640,500	(1,247,563)	(1,247,563)
ICE MSCI Emerging Markets Index Contracts (United States)	1,036	Mar 2025	55,622,840	(1,927,216)	(1,927,216)

TOTAL EQUITY CONTRACTS					(3,174,779)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,122	Mar 2025	122,017,500	(1,073,329)	(1,073,329)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	195	Mar 2025	20,729,414	(81,007)	(81,007)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	364	Mar 2025	41,439,125	(1,028,907)	(1,028,907)

TOTAL INTEREST RATE CONTRACTS					(2,183,243)

TOTAL PURCHASED					(5,358,022)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	284	Mar 2025	84,287,650	2,736,373	2,736,373

TOTAL FUTURES CONTRACTS					(2,621,649)
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,056,809.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,983,129	90,305,888	93,895,426	259,323	22	(74)	4,393,539	4,392,660	0.0%
Total	7,983,129	90,305,888	93,895,426	259,323	22	(74)	4,393,539	4,392,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	480,305,248	88,022,278	82,779,912	13,404,933	206,383	4,915,753	490,669,750	50,793,970
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	255,527,914	8,029,908	49,406,867	7,650,118	(13,284,147)	7,093,653	207,960,461	28,217,159
Fidelity Series All-Sector Equity Fund	35,372,713	3,374,838	7,067,293	2,204,295	1,031,341	962,324	33,673,923	2,689,610
Fidelity Series Blue Chip Growth Fund	97,680,272	15,997,131	28,267,344	8,630,034	7,240,257	2,335,425	94,985,741	4,787,588
Fidelity Series Canada Fund	60,592,022	3,794,069	15,721,662	1,505,317	4,805,926	(3,071,756)	50,398,599	3,214,196
Fidelity Series Commodity Strategy Fund	32,792,809	11,852,081	34,071,797	1,133,674	(16,853,103)	15,274,002	8,993,992	104,387
Fidelity Series Emerging Markets Debt Fund	26,761,180	1,090,057	4,525,114	1,046,699	(722,802)	866,727	23,470,048	2,970,892
Fidelity Series Emerging Markets Debt Local Currency Fund	8,454,470	348,143	1,181,867	336,860	(128,819)	(227,191)	7,264,736	849,677
Fidelity Series Emerging Markets Fund	75,067,461	1,774,499	24,648,262	1,471,193	803,972	(340,462)	52,657,208	6,066,499
Fidelity Series Emerging Markets Opportunities Fund	301,306,798	4,948,554	106,075,267	4,355,766	20,894,051	(9,990,825)	211,083,311	11,522,015
Fidelity Series Floating Rate High Income Fund	4,238,037	276,828	809,604	268,944	(60,680)	37,421	3,682,002	409,111
Fidelity Series Government Money Market Fund	213,421,937	38,305,838	48,949,499	8,056,227	-	-	202,778,276	202,778,276
Fidelity Series Growth Company Fund	182,026,606	34,661,098	54,799,075	20,342,929	16,761,507	(5,837,695)	172,812,441	7,209,530
Fidelity Series High Income Fund	26,714,628	2,066,180	4,764,774	1,275,907	(298,244)	726,564	24,444,354	2,839,066
Fidelity Series International Credit Fund	5,636,802	276,628	111,945	276,628	8,643	56,371	5,866,499	711,091
Fidelity Series International Developed Markets Bond Index Fund	197,483,486	55,601,193	33,690,674	7,298,200	(2,490,220)	416,978	217,320,763	25,036,954
Fidelity Series International Growth Fund	171,101,572	14,993,743	49,364,900	5,324,554	18,134,078	(26,764,550)	128,099,943	7,349,394
Fidelity Series International Small Cap Fund	76,774,721	5,894,139	16,857,061	5,778,108	3,279,626	(7,747,554)	61,343,871	3,786,659
Fidelity Series International Value Fund	171,924,648	9,308,750	45,810,616	5,830,330	14,257,823	(20,600,767)	129,079,838	10,828,845
Fidelity Series Intrinsic Opportunities Fund	34,300,987	4,632,415	7,576,468	3,469,759	709,465	(3,914,640)	28,151,759	2,648,331
Fidelity Series Investment Grade Bond Fund	1,629,985,802	86,855,067	278,178,571	50,280,864	(21,505,221)	11,961,304	1,429,118,381	144,647,609
Fidelity Series Large Cap Stock Fund	171,462,182	27,073,249	37,353,673	13,204,197	9,680,881	(1,396,503)	169,466,136	7,384,145
Fidelity Series Large Cap Value Index Fund	53,875,375	8,593,580	12,568,610	1,501,405	2,323,281	(1,200,181)	51,023,445	3,128,353
Fidelity Series Long-Term Treasury Bond Index Fund	194,299,981	7,995,648	63,427,479	4,097,239	(29,435,125)	20,808,334	130,241,359	24,527,563
Fidelity Series Opportunistic Insights Fund	108,622,058	15,283,208	28,738,855	6,589,863	9,743,822	(1,483,444)	103,426,789	4,275,601
Fidelity Series Overseas Fund	171,563,031	8,081,044	44,913,965	2,870,680	11,866,384	(17,586,599)	129,009,895	9,598,951
Fidelity Series Real Estate Income Fund	4,927,971	248,923	824,853	240,906	(6,797)	80,434	4,425,678	450,680
Fidelity Series Short-Term Credit Fund	41,756,514	3,861,441	8,336,681	1,278,489	37,560	524,328	37,843,162	3,791,900
Fidelity Series Small Cap Core Fund	4,437,810	1,633,385	715,665	65,586	46,061	65,980	5,467,571	447,795
Fidelity Series Small Cap Discovery Fund	14,999,915	6,272,727	3,351,657	1,459,787	159,010	(2,385,715)	15,694,280	1,442,489
Fidelity Series Small Cap Opportunities Fund	50,454,057	8,532,346	18,994,334	3,995,806	4,885,569	(6,440,960)	38,436,678	2,627,251
Fidelity Series Stock Selector Large Cap Value Fund	120,087,756	27,732,899	31,570,135	10,627,768	4,431,566	(6,422,706)	114,259,380	8,340,101
Fidelity Series Value Discovery Fund	107,438,138	26,762,949	27,488,961	4,116,919	1,709,470	(3,629,938)	104,791,658	6,760,752
	5,131,394,901	534,174,836	1,172,943,440	199,989,984	48,231,518	(52,915,888)	4,487,941,927	592,236,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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